Item 1  Schedule of Investments


 T. Rowe Price Tax-Free Income Fund
 Unaudited                                                    May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 ALABAMA 0.7%
 Alabama Water Pollution Control Auth., 6.75%, 8/15/17
 (Prerefunded 8/15/05+) (AMBAC Insured)                2,685         2,707

 Baldwin County Eastern Shore Hosp. Auth.
 Thomas Hosp.
 5.75%, 4/1/27                                         880           890

 6.75%, 4/1/21                                         1,450         1,494

 Camden Ind. Dev. Board, IDRB, Weyerhaeuser
 6.125%, 12/1/24                                       2,500         2,774

 Phoenix PCR, IDRB, MeadWestvaco, 6.10%, 5/15/30       3,750         4,000

 Total Alabama (Cost $11,239)                                        11,865

 ALASKA 0.7%
 Alaska HFC
 Single Family
 5.30%, 12/1/17                                        2,600         2,633

 5.85%, 12/1/14 (MBIA Insured)                         1,705         1,750

 5.875%, 12/1/24 (MBIA Insured)                        5,510         5,683

 Valdez Marine, BP Pipelines, VRDN (Currently 2.98%)   2,000         2,000

 Total Alaska (Cost $11,539)                                         12,066

 ARIZONA 0.6%
 Arizona School Fac. Board, 5.50%, 7/1/18              5,000         5,564

 Salt River Agricultural Improvement & Power
 5.00%, 1/1/08                                         2,250         2,368

 Scottsdale IDA, 5.80%, 12/1/31                        2,000         2,161

 Total Arizona (Cost $9,448)                                         10,093

 ARKANSAS 0.4%
 Little Rock Health Fac. Board, Baptist Health
 6.85%, 11/1/08                                        2,495         2,756

 North Little Rock, 6.50%, 7/1/15 (MBIA Insured)       4,000         4,824

 Total Arkansas (Cost $6,479)                                        7,580

 CALIFORNIA 11.4%
 Anaheim PFA, California Electric, 5.00%, 10/1/34
 (MBIA Insured)                                        3,340         3,523

 California, GO
 5.00%, 2/1/33                                         3,750         3,902

 5.125%, 6/1/31                                        10,540        10,951

 5.25%, 4/1/29                                         5,000         5,365

 5.25%, 4/1/34                                         5,500         5,880

 5.50%, 11/1/33                                        8,000         8,890

 5.65%, 6/1/30                                         2,500         2,736

 Economic Recovery, 5.00%, 7/1/16                      20,000        21,596

 California Dept. of Water Resources
 Power Supply
 5.375%, 5/1/21                                        2,000         2,187

 5.75%, 5/1/17                                         3,000         3,376

 California Public Works Board
 Dept. of Corrections, 5.25%, 6/1/28                   14,810        15,781

 Mental Health, 5.50%, 6/1/23                          3,000         3,323

 California Statewide CDA
 Community Hosp. of Monterey Peninsula, 5.25%, 6/1/23
 (FSA Insured)                                         2,000         2,162

 Sutter Health, 5.625%, 8/15/42                        3,850         4,125

 Capistrano Unified School Dist. No. 90-2
 5.875%, 9/1/23                                        1,415         1,523

 Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28      3,000         3,076

 Foothill / Eastern Transportation Corridor Agency
 Zero Coupon, 1/1/15 (Escrowed to Maturity)            5,000         3,443

 Zero Coupon, 1/1/17 (Escrowed to Maturity)            18,000        11,198

 Golden State Tobacco Securitization Corp.
 Tobacco Settlement
 5.50%, 6/1/33                                         7,500         8,135

 5.625%, 6/1/38                                        8,500         9,262

 Los Angeles County, Marina Del Rey, COP
 6.50%, 7/1/08                                         2,680         2,687

 Los Angeles Dept. of Water & Power, 5.00%, 7/1/23
 (MBIA Insured)                                        5,000         5,384

 Los Angeles Harbor, 7.60%, 10/1/18
 (Escrowed to Maturity)                                3,305         4,199

 Orange County, COP, 5.875%, 7/1/19 (MBIA Insured)     6,000         6,304

 Palm Springs Fin. Auth., Convention Center
 5.50%, 11/1/29 (MBIA Insured)                         3,100         3,499

 San Diego Unified School Dist., 5.50%, 7/1/25
 (MBIA Insured)                                        4,745         5,677

 San Francisco Public Utility Commission
 5.00%, 11/1/27 (FSA Insured)                          8,000         8,389

 San Jose Airport, 5.00%, 3/1/28 (MBIA Insured)        3,500         3,698

 Southern California Public Power Auth., 6.75%, 7/1/11 4,050         4,749

 Union Elementary School Dist., GO
 Zero Coupon, 9/1/12 (FGIC Insured)                    2,945         2,264

 Zero Coupon, 9/1/13 (FGIC Insured)                    3,520         2,586

 Univ. of California Regents
 5.125%, 5/15/15 (AMBAC Insured)                       6,900         7,627

 5.125%, 5/15/17 (AMBAC Insured)                       10,000        11,010

 West Hollywood CDA, East Side Redev. Project
 5.625%, 9/1/28                                        2,015         2,112

 Total California (Cost $183,666)                                    200,619

 COLORADO 0.3%
 Arapahoe County, Zero Coupon, 8/31/26
 (Prerefunded 8/31/05+)                                5,500         1,140

 Colorado HFA
 Adventist Health/Sunbelt, 6.50%, 11/15/31             2,500         2,783

 Covenant Retirement Communities, 6.125%, 12/1/33      2,000         2,187

 Total Colorado (Cost $5,561)                                        6,110

 CONNECTICUT 0.9%
 Connecticut Special Tax Obligation, 7.125%, 6/1/10    7,350         8,538

 Mohegan Tribe Indians
 6.00%, 1/1/16                                         2,250         2,443

 6.25%, 1/1/31                                         4,750         5,144

 Total Connecticut (Cost $14,581)                                    16,125

 DELAWARE 0.1%
 Delaware River & Bay Auth., 5.00%, 1/1/27
 (MBIA Insured)                                       1,000         1,076

 Total Delaware (Cost $1,047)                                        1,076

 DISTRICT OF COLUMBIA 2.5%
 District of Columbia, GO
 5.125%, 6/1/17 (AMBAC Insured)                        12,720        13,892

 5.25%, 6/1/27 (MBIA Insured)                          8,645         9,127

 6.00%, 6/1/14 (MBIA Insured)                          4,400         5,192

 6.00%, 6/1/15 (MBIA Insured)                          1,550         1,845

 6.00%, 6/1/17 (MBIA Insured)                          4,250         5,103

 District of Columbia
 5.25%, 6/1/27 (Prerefunded 6/1/08+) (MBIA Insured)    1,330         1,430

 6.00%, 6/1/14 (Escrowed to Maturity) (MBIA Insured)   2,305         2,745

 Tobacco Settlement, 5.25%, 5/15/09                    5,000         5,202

 Total District of Columbia (Cost $40,361)                           44,536

 FLORIDA 2.7%
 Coral Gables HFA, Baptist Health South, 5.25%, 8/15/24
 (FSA Insured)                                         5,000         5,473

 Dade County, Zero Coupon, 2/1/09 (MBIA Insured)       12,185        10,425

 Florida Board of Ed., Ed. Lottery, 5.50%, 7/1/14
 (AMBAC Insured)                                       5,470         6,179

 Florida Board of Ed., GO, Capital Outlay
 5.00%, 6/1/05                                         1,425         1,425

 Highlands County HFA
 Adventist Health System / Sunbelt
 5.875%, 11/15/29                                      7,000         7,666

 6.00%, 11/15/31                                       2,750         3,006

 Orange County HFA
 Nemours Foundation, 5.00%, 1/1/35                     6,345         6,716

 Westminster Community Care, 6.75%, 4/1/34             2,500         2,462

 Port St. Lucie Utility
 Zero Coupon, 9/1/16 (Prerefunded 9/1/06+)
 (FGIC Insured)                                        5,000         2,710

 Zero Coupon, 9/1/26 (Prerefunded 9/1/06+)
 (FGIC Insured)                                        5,000         1,422

 Total Florida (Cost $44,929)                                        47,484

 GEORGIA 4.9%
 Athens - Clarke County Unified Gov't. Dev. Auth.
 Univ. of Georgia Athletic Assoc.
 VRDN (Currently 2.95%)                                1,095         1,095

 Atlanta Airport, 5.25%, 1/1/33 (FSA Insured)          5,000         5,405

 Burke County Dev. Auth. PCR, Georgia Power
 4.75%, 5/1/34 (FGIC Insured)                          2,300         2,312

 Chatham County Hosp. Auth.
 Memorial Univ. Medical Center
 5.75%, 1/1/29                                         3,500         3,793

 6.125%, 1/1/24                                        4,000         4,391

 Coweta County Residential Care Fac. for the Elderly
 Wesley Woods of Newnan-Peachtree City
 8.20%, 10/1/16                                        1,350         1,398

 8.25%, 10/1/26                                        1,800         1,864

 Forsyth County School Dist., GO
 5.75%, 2/1/18 (Prerefunded 2/1/10+)                   2,800         3,173

 Fulton-DeKalb Hosp. Auth.Grady Memorial Hosp.
 6.80%, 1/1/07 (Escrowed to Maturity)
 (AMBAC Insured)                                       5,530         5,860

 6.80%, 1/1/08 (Escrowed to Maturity)
 (AMBAC Insured)                                       5,905         6,473

 6.85%, 1/1/09 (Escrowed to Maturity)
 (AMBAC Insured)                                       6,310         7,132

 6.85%, 1/1/10 (Escrowed to Maturity)
 (AMBAC Insured)                                       6,745         7,826

 Georgia Private Colleges & Univ. Auth., Emory Univ.
 5.50%, 11/1/24                                        6,225         6,867

 Gwinnett County School Dist., GO, 6.40%, 2/1/11       1,905         2,227

 Municipal Electric Auth. of Georgia
 5.50%, 1/1/20                                         2,915         3,292

 5.50%, 1/1/20 (Prerefunded 1/1/13+)                   85            99

 5.70%, 1/1/19 (FGIC Insured)                          5,100         5,960

 6.40%, 1/1/07 (Escrowed to Maturity)
 (AMBAC Insured)                                       845           890

 6.40%, 1/1/07 (AMBAC Insured)                         6,655         7,010

 7.25%, 1/1/24 (AMBAC Insured)                         6,500         9,123

 Total Georgia (Cost $76,787)                                        86,190

 HAWAII 0.5%
 Hawaii Airports System, 5.75%, 7/1/21 (FGIC Insured)  4,000         4,445

 Hawaii Dept. of Budget & Fin., Hawaii Pacific Health
 B&F Kapiolani, 6.25%, 7/1/21                          4,000         4,212

 Total Hawaii (Cost $7,825)                                          8,657

 IDAHO 0.2%
 Nez Perce County, IDRB, Potlatch, 7.00%, 12/1/14      2,600         2,968

 Total Idaho (Cost $2,600)                                           2,968

 ILLINOIS 4.5%
 Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10+)
 (FGIC Insured)                                        5,000         5,887

 Chicago, GO
 5.50%, 1/1/14 (FSA Insured)                           5,000         5,700

 5.50%, 1/1/18 (AMBAC Insured)                         3,880         4,484

 Chicago Board of Ed., GO
 Muni Auction Rate (Currently 3.03%) 3/1/14            1,150         1,150

 VRDN (Currently 2.98%) (FSA Insured)                  1,000         1,000

 Chicago O'Hare Int'l. Airport, United Airlines
 6.30%, 5/1/16 *                                       3,555         533

 Illinois
 Sales Tax Revenue
 5.50%, 6/15/16                                        2,000         2,211

 6.125%, 6/15/16                                       2,000         2,256

 Illinois, GO, 5.25%, 4/1/06                           7,000         7,137

 Illinois EFA, Northwestern Univ.
 5.25%, 11/1/32 (Tender 11/1/14)                       4,000         4,449

 Illinois Fin. Auth., Northwestern Memorial Hosp.
 5.50%, 8/15/43                                        8,000         8,653

 Illinois HFA, Glen Oaks Medical Center
 7.00%, 11/15/19 (Escrowed to Maturity)                3,300         3,520

 Illinois Unemployment Insurance Fund
 5.00%, 12/15/06 (FSA Insured)                         10,000        10,315

 Metropolitan Pier & Expo Auth., McCormick, Zero
 Coupon 6/15/18 (FGIC Insured)                         14,160        8,173

 Regional Transportation Auth.
 6.70%, 11/1/21 (FGIC Insured)                         5,000         6,383

 7.75%, 6/1/19 (FGIC Insured)                          5,350         7,235

 Total Illinois (Cost $74,274)                                       79,086

 INDIANA 1.1%
 Goshen, Greencroft Obligated Group, 5.75%, 8/15/19    3,000         3,002

 Indiana HFFA, Clarian Health Partners, 5.50%, 2/15/16 6,705         6,986

 Indiana Office Building Commission, 5.50%, 7/1/20
 (Prerefunded 7/1/05+) (AMBAC Insured)                 4,500         4,600

 Indiana Transportation Fin. Auth., Highway
 5.375%, 12/1/25                                       3,360         3,638

 Indiana Transportation Fin. Auth., Highway
 5.375%, 12/1/25 (Prerefunded 12/1/10+)                640           712

 Total Indiana (Cost $17,601)                                        18,938

 IOWA 0.5%
 Iowa Fin. Auth.
 Single Family Mortgage, 5.70%, 1/1/27                 2,640         2,643

 Wesley Retirement, 6.25%, 2/1/12 (Prerefunded 8/1/05+)2,400         2,436

 Scott County, Ridgecrest Village, 7.25%, 11/15/26     4,000         4,245

 Total Iowa (Cost $8,820)                                            9,324

 KANSAS 1.3%
 Burlington PCR, Kansas Gas & Electric, 5.30%, 6/1/31
 (MBIA Insured)                                        21,525        23,476

 Total Kansas (Cost $21,993)                                         23,476

 KENTUCKY 0.1%
 Breckinridge County, Kentucky Assoc. of Counties
 Leasing Trust, VRDN (Currently 2.98%)                 2,500         2,500

 Total Kentucky (Cost $2,500)                                        2,500

 LOUISIANA 0.9%
 Calcasieu Parish, IDRB,  PCR, Entergy, 5.45%, 7/1/10  1,750         1,772

 Louisiana Public Fac. Auth., Baton Rouge General
 Medical Center, 5.25%, 7/1/33 (MBIA Insured)          10,000        10,654

 Sabine River Auth., PCR, Intl. Paper, 6.20%, 2/1/25   2,500         2,740

 Total Louisiana (Cost $14,689)                                      15,166

 MARYLAND 3.1%
 Baltimore City, GO, Consolidated Public Improvement
 Muni Auction Rate (Currently 3.10%) 10/15/20
 (FSA Insured)                                         5,000         5,000

 Baltimore County, Quail Ridge Apartments
 VRDN (Currently 2.96%)                                1,300         1,300

 Maryland CDA, Single Family Housing, 5.95%, 4/1/16    3,230         3,337

 Maryland HHEFA
 Adventist Healthcare, VRDN (Currently 2.98%)          4,350         4,350

 Beth Tfiloh Dahan Community School
 VRDN (Currently 2.97%)                                3,300         3,300

 Johns Hopkins Hosp., Zero Coupon, 7/1/19              7,675         3,989

 Mercy Ridge Retirement Community, 6.00%, 4/1/35       2,535         2,677

 Sheppard & Enoch Pratt Foundation
 Muni Auction Rate (Currently 3.00%)
 7/1/28 (RAA Insured)                                  6,700         6,700

 Univ. of Maryland Medical System
 VRDN (Currently 2.96%) (AMBAC Insured)                1,880         1,880

 Univ. of Maryland Medical System
 7.00%, 7/1/22 (FGIC Insured)                          1,500         2,004

 Maryland Ind. Dev. Fin. Auth., Trinity Health Corp.
 Muni Auction Rate (Currently 3.10%), 12/1/15          10,000        10,000

 Prince George's County Hosp., Dimensions Health
 5.30%, 7/1/24                                         5,685         4,802

 Univ. of Maryland, Auxiliary Fac. & Tuition
 5.75%, 4/1/17 (Prerefunded 4/1/06+)                   5,000         5,170

 Westminster, Carroll Lutheran Village
 VRDN (Currently 2.93%)                                700           700

 Total Maryland (Cost $53,256)                                       55,209

 MASSACHUSETTS 4.6%
 Massachusetts
 5.25%, 8/1/16 (Prerefunded 8/1/13+)                   10,000        11,160

 5.75%, 1/1/32 (FGIC Insured)                          6,000         6,831

 Massachusetts Bay Transportation Auth.
 5.25%, 7/1/30 (Prerefunded 7/1/14+)                   8,150         9,251

 Massachusetts Bay Transportation Auth., GO
 7.00%, 3/1/14                                         3,150         3,877

 7.00%, 3/1/21                                         6,200         7,932

 Massachusetts HEFA
 Harvard Univ.
 6.00%, 7/1/35 (Prerefunded 7/1/10+)                   3,500         4,011

 6.25%, 4/1/20                                         5,000         6,327

 Partners Healthcare System, 5.75%, 7/1/32             4,400         4,840

 Massachusetts Port Auth.
 5.00%, 7/1/35 (AMBAC Insured)                         5,000         5,318

 5.75%, 7/1/29                                         5,000         5,621

 Massachusetts Water Pollution Abatement Trust
 5.25%, 8/1/20                                         55            60

 5.25%, 8/1/20 (Prerefunded 8/1/10+)                   3,695         4,082

 5.75%, 8/1/29 (Prerefunded 8/1/09+)                   990           1,101

 Water Resources Auth.
 5.75%, 8/1/29                                         4,010         4,398

 6.00%, 8/1/19                                         5,000         6,147

 Total Massachusetts (Cost $70,991)                                  80,956

 MICHIGAN 1.1%
 Cornell Township Economic Dev., PCR, MeadWestvaco
 5.875%, 5/1/18                                        2,000         2,314

 Michigan Building Auth., 5.50%, 10/15/19              5,000         5,548

 Michigan Hosp. Fin. Auth.
 Ascension Health, 5.25%, 11/15/26                     3,570         3,795

 Trinity Health, 6.00%, 12/1/20                        1,500         1,664

 Michigan Strategic Fund, Ford Motor, 7.10%, 2/1/06    1,180         1,201

 Michigan Strategic Fund, IDRB, PCR, Detroit Edison
 5.45%, 9/1/29                                         5,000         5,285

 Total Michigan (Cost $18,317)                                       19,807

 MINNESOTA 0.6%
 Minneapolis & St. Paul Metropolitan Airport Commission
 5.25%, 1/1/32 (FGIC Insured)                          10,000        10,635

 Total Minnesota (Cost $9,748)                                       10,635

 MISSISSIPPI 0.4%
 Mississippi Business Fin. PCR, Entergy Corp.
 5.90%, 5/1/22                                         7,000         7,125

 Total Mississippi (Cost $6,935)                                     7,125

 MISSOURI 0.1%
 Good Shepherd Nursing Home Dist., 5.90%, 8/15/23      2,000         2,004

 Total Missouri (Cost $2,000)                                        2,004

 NEBRASKA 0.2%
 Omaha Public Power Dist., 6.20%, 2/1/17
 (Escrowed to Maturity)                                3,000         3,601

 Total Nebraska (Cost $2,991)                                        3,601

 NEVADA 2.1%
 Clark County, Fuel Tax, 5.125%, 7/1/16 (AMBAC Insured)10,870        11,967

 Clark County Airport, McCarran Int'l. Airport
 4.75%, 7/1/22 (MBIA Insured)                          2,970         3,076

 Clark County IDRB, PCR
 Nevada Power, 5.30%, 10/1/11                          2,000         2,000

 Southwest Gas, 5.45%, 3/1/38 (Tender 3/1/13)          5,000         5,326

 Clark County School Dist., GO, 7.00%, 6/1/11
 (MBIA Insured)                                        3,500         4,187

 Nevada, GO, 7.25%, 11/1/10 (Escrowed to Maturity)     3,050         3,061

 Nevada Dept. of Business & Industry
 Las Ventanas, 6.00%, 11/15/14                         2,655         2,764

 7.00%, 11/15/34                                       1,300         1,357

 Truckee Meadows Water Auth., 5.50%, 7/1/19
 (FSA Insured)                                         2,500         2,767

 Total Nevada (Cost $33,896)                                         36,505

 NEW HAMPSHIRE 2.0%
 New Hampshire Business Fin. Auth., PCR, Public Service
 5.45%, 5/1/21 (MBIA Insured)                          14,500        15,956

 New Hampshire HEFA
 Covenant Health Systems, 6.00%, 7/1/22                3,400         3,733

 Dartmouth-Hitchcock Obligation Group, 5.50%, 8/1/27
 (FSA Insured)                                         7,930         8,773

 Elliot Hosp., 5.60%, 10/1/22                          1,000         1,070

 Wentworth-Douglas Hosp., 5.375%, 1/1/15
 (MBIA Insured)                                        5,600         6,211

 Total New Hampshire (Cost $32,864)                                  35,743

 NEW JERSEY 1.1%
 Middlesex County PCR, Amerada Hess, 6.05%, 9/15/34    2,000         2,145

 New Jersey Economic Dev. Auth.
 Cigarette Tax, 5.625%, 6/15/19                        2,500         2,693

 Harrogate, 5.875%, 12/1/26                            3,500         3,600

 Motor Vehicle Surcharge, 5.25%, 7/1/31 (MBIA Insured) 5,000         5,458

 New Jersey HFFA
 Pascack Valley Hosp. Assoc.
 6.50%, 7/1/23                                         3,000         2,997

 6.625%, 7/1/36                                        3,000         2,996

 Total New Jersey (Cost $18,754)                                     19,889

 NEW MEXICO 0.8%
 Farmington, PCR, El Paso Electric, 6.375%, 6/1/32
 (Tender 8/1/05)                                       2,500         2,513

 Jicarilla Apache Nation, 5.50%, 9/1/23                3,890         4,202

 Univ. of New Mexico Regents
 Univ. of New Mexico Hosp. 5.00%, 7/1/32
 (FSA Insured)                                         7,840         8,198

 Total New Mexico (Cost $14,401)                                     14,913

 NEW YORK 16.4%
 Dormitory Auth. of the State of New York
 5.25%, 5/15/19                                        3,325         3,746

 City Univ.
 5.75%, 7/1/13                                         10,000        11,334

 5.75%, 7/1/18 (AMBAC Insured)                         5,000         5,940

 6.00%, 7/1/14                                         10,000        11,481

 State Univ. Ed. Fac., 5.75%, 5/15/19
 (Prerefunded 5/15/10+) (FGIC Insured)                 4,945         5,600

 State Univ. of New York, 5.25%, 5/15/15
 (AMBAC Insured)                                       3,600         4,072

 Metropolitan Transportation Auth.
 5.125%, 11/15/31                                      5,000         5,283

 5.25%, 11/15/31                                       2,945         3,136

 5.25%, 11/15/32                                       10,000        10,748

 Commuter Fac., 5.75%, 7/1/21 (Prerefunded 1/1/08+)
 (MBIA Insured)                                        12,750        13,842

 New York City, GO
 5.00%, 8/1/06                                         3,000         3,073

 5.00%, 8/1/07                                         5,000         5,214

 5.00%, 8/1/16                                         3,000         3,245

 5.00%, 4/1/22                                         10,000        10,638

 5.25%, 8/1/13                                         5,000         5,555

 5.25%, 8/1/15                                         9,500         10,456

 5.25%, 5/15/22                                        10,000        10,823

 5.25%, 8/15/26                                        5,000         5,437

 5.50%, 6/1/21                                         7,500         8,226

 6.00%, 12/1/18 (Escrowed to Maturity) (FSA Insured)   5,000         5,000

 6.00%, 10/15/26 (Prerefunded 10/15/07+)               1,950         2,109

 6.00%, 5/15/30                                        520           577

 6.00%, 5/15/30 (Prerefunded 5/15/10+)                 2,360         2,700

 6.25%, 8/1/09                                         3,605         3,787

 6.25%, 8/1/09 (Prerefunded 8/1/06+)                   1,445         1,523

 New York City Municipal Water Fin. Auth.
 VRDN (Currently 2.98%) (MBIA Insured)                 1,500         1,500

 5.00%, 6/15/32                                        10,000        10,396

 5.00%, 6/15/36 (FSA Insured)                          7,500         7,964

 5.50%, 6/15/33                                        9,000         9,805

 6.00%, 6/15/33 (Prerefunded 6/15/10+)                 2,220         2,542

 New York City Transitional Fin. Auth.
 STEP, 5.25%, 2/1/29                                   16,640        18,169

 5.75%, 11/15/20                                       4,990         5,656

 5.75%, 11/15/20 (Prerefunded 5/15/10+)                510           578

 6.00%, 8/15/17 (Prerefunded 8/15/09+)                 4,000         4,509

 New York State Environmental Fac. Corp., PCR, EFC
 Pooled Loan, 6.90%, 11/15/15                          215           220

 New York State Housing Fin. Agency, 5.00%, 9/15/34    3,000         3,179

 New York State Mortgage Agency, Single Family
 5.70%, 4/1/16                                         4,090         4,296

 New York State Thruway Auth., 5.50%, 3/15/20          3,000         3,310

 New York State Urban Dev. Corp., 5.50%, 7/1/26        10,000        10,436

 Niagra Falls, City School Dist., COP, 5.00%, 6/15/22
 (FSA Insured)                                         3,770         4,053

 Tobacco Settlement Fin. Corp.
 5.00%, 6/1/06                                         3,715         3,796

 5.00%, 6/1/08                                         5,720         6,031

 5.25%, 6/1/20 (AMBAC Insured)                         5,000         5,467

 Triborough Bridge & Tunnel Auth.
 General Purpose
 5.25%, 1/1/28 (Prerefunded 1/1/22+)                   10,000        11,597

 5.50%, 1/1/17 (Escrowed to Maturity)                  18,275        21,158

 Total New York (Cost $263,466)                                      288,207

 NORTH CAROLINA 2.1%
 North Carolina, GO, VRDN (Currently 2.99%)            960           960

 North Carolina Eastern Municipal Power Agency
 5.30%, 1/1/15                                         1,000         1,075

 5.375%, 1/1/16                                        2,000         2,147

 6.70%, 1/1/19                                         3,965         4,445

 7.50%, 1/1/10                                         4,330         4,976

 7.50%, 1/1/10 (Escrowed to Maturity)                  4,650         5,502

 North Carolina Medical Care Commission, Novant Health
 VRDN (Currently 2.96%)                                10,000        10,000

 North Carolina Municipal Power Agency #1
 Catawba Electric
 5.50%, 1/1/13                                         2,250         2,509

 6.50%, 1/1/20                                         4,500         5,051

 Total North Carolina (Cost $34,302)                                 36,665

 OHIO 1.7%
 Cuyahoga County Hosp., Cleveland Clinic Obligation
 Group, 6.00%, 1/1/32                                  5,000         5,572

 Hamilton, Electric Revenue, 4.70%, 10/15/25
 (FSA Insured)                                         5,100         5,229

 Montgomery County Hosp., Catholic Health Initiatives
 6.00%, 12/1/19 (Escrowed to Maturity)                 6,500         7,312

 Ohio Air Quality Dev. Auth., FirstEnergy
 3.35%, 6/1/33 (Tender 6/1/06)                         3,000         3,000

 Ohio State Univ., 5.25%, 6/1/17 (Tender 12/1/16)      5,000         5,525

 Ohio Water Dev. Auth. PCR, FirstEnergy, 7.70%, 8/1/25 3,950         4,064

 Total Ohio (Cost $28,881)                                           30,702

 OKLAHOMA 0.5%
 Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15    2,000         2,052

 Oklahoma Dev. Fin. Auth., Inverness Village
 8.00%, 2/1/32                                         1,500         1,182

 Tulsa County Home Fin. Auth., Single Family
 6.90%, 8/1/10
 (Escrowed to Maturity) (FGIC Insured)                 4,250         4,981

 Total Oklahoma (Cost $7,268)                                        8,215

 OREGON 0.3%
 Oregon Housing & Community Services Dept., Single
 Family, 6.00%, 7/1/20                                 2,305         2,331

 Umatilla County Hosp. Fac. Auth., Catholic Health
 Initiatives, 5.50%, 3/1/22                            955           1,038

 5.50%, 3/1/22 (Escrowed to Maturity)                  1,255         1,405

 Total Oregon (Cost $4,497)                                          4,774

 PENNSYLVANIA 2.4%
 Allegheny County Hosp. Dev. Auth., West Penn
 Allegheny Health System, 9.25%, 11/15/22              3,000         3,632

 Beaver County IDA, PCR, FirstEnergy, 7.75%, 7/15/25   3,900         4,004

 Berks County Municipal Auth., Reading Hosp. and
 Medical Center
 Muni Auction Rate (Currently 3.20%) 5/1/32            1,275         1,275

 Chester County HEFA, Jefferson Health System
 5.375%, 5/15/27                                       6,500         6,805

 Cumberland County Municipal Auth., Wesley Affiliated
 Services, 7.125%, 1/1/25                              3,000         3,255

 Pennsylvania Intergov't. Cooperative Auth., 6.75%,
 6/15/21 (Prerefunded 6/15/05+) (FGIC Insured)         4,750         4,757

 Pennsylvania Turnpike Commission
 5.25%, 12/1/32 (AMBAC Insured)                        7,500         8,210

 5.50%, 7/15/33 (AMBAC Insured)                        3,500         3,858

 Philadelphia Hosp. and Higher Educ. Fac. Auth.
 Childrens Hosp., VRDN (Currently 2.98%)               1,000         1,000

 Saint Mary Hosp. Auth., Catholic Health East
 5.375%, 11/15/34                                      1,350         1,423

 West Shore Area Auth., Holy Spirit Hosp.
 6.20%, 1/1/26                                         3,250         3,555

 Total Pennsylvania (Cost $38,164)                                   41,774

 PUERTO RICO 0.6%
 Puerto Rico Public Buildings Auth., GO, 4.00%, 7/1/26
 (Tender 7/1/07) (MBIA Insured)                        2,750         2,811

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (Tender 2/1/12)(MBIA Insured)                         7,000         7,775

 Total Puerto Rico (Cost $10,279)                                    10,586

 SOUTH CAROLINA 3.5%
 Connector 2000 Assoc.
 Zero Coupon, 1/1/09                                   2,700         1,508

 Zero Coupon, 1/1/10                                   3,400         2,107

 Zero Coupon, 1/1/11                                   2,200         659

 Zero Coupon, 1/1/29                                   20,500        2,888

 Georgetown County PCR, Int'l. Paper, 5.70%, 4/1/14    4,000         4,402

 Medical Univ. Hospital Auth.
 5.00%, 8/15/31 (MBIA Insured)                         14,945        15,709

 Piedmont Municipal Power Agency
 6.50%, 1/1/14 (FGIC Insured)                          3,000         3,613

 6.50%, 1/1/14 (Escrowed to Maturity) (FGIC Insured)   500           609

 South Carolina Jobs Economic Dev. Auth., Bon Secours
 Health System, 5.625%, 11/15/30                       4,000         4,251

 South Carolina Public Service Auth.
 5.875%, 1/1/23 (Prerefunded 1/1/06+) (FGIC Insured)   8,030         8,323

 6.25%, 1/1/22 (Prerefunded 1/1/06+)
 (AMBAC Insured)                                       17,750        18,456

 Total South Carolina (Cost $62,819)                                 62,525

 SOUTH DAKOTA 0.6%
 South Dakota HEFA
 Sioux Valley Hosp.
 4.85%, 11/1/19 (Tender 5/1/06)                        5,000         5,071

 5.25%, 11/1/27                                        2,000         2,127

 5.50%, 11/1/31                                        3,000         3,257

 Total South Dakota (Cost $10,190)                                   10,455

 TENNESSEE 1.4%
 Chattanooga Health Ed. & Housing Fac. Board
 CDFI Phase I, 5.00%, 10/1/15                          1,500         1,559

 Chattanooga Memorial Hosp., 6.625%, 9/1/07
 (Escrowed to Maturity) (MBIA Insured)                 2,950         3,187

 Chattanooga Memorial Hosp., 6.625%, 9/1/08
 (Escrowed to Maturity) (MBIA Insured)                 3,150         3,506

 Metropolitan Nashville & Davidson Counties, Water &
 Sewer, STEP, 7.70%, 1/1/12 (FGIC Insured)             6,250         7,524

 Montgomery County Public Building Auth., GO
 VRDN (Currently 2.95%)                                4,200         4,200

 Shelby County Health Ed. & Housing Board, Bonheur
 5.50%, 8/15/12 (Escrowed to Maturity) (MBIA Insured)  4,000         4,399

 Total Tennessee (Cost $22,588)                                      24,375

 TEXAS 8.6%
 Abilene Health Fac. Dev. Corp., Sears Methodist
 Retirement System Obligation Group, 7.00%, 11/15/33   3,500         3,758

 Amarillo Health Fac. Dev. Corp., Sears Panhandle
 Retirement, 7.75%, 8/15/26 (Prerefunded 8/15/06+)     5,000         5,382

 Austin, Water & Wastewater, 5.125%, 5/15/27
 (FSA Insured)                                        10,955        11,480

 Brazos River Auth. PCR, Reliant/Centerpoint Energy
 7.75%, 12/1/18                                        4,000         4,443

 Cass County IDC, PCR, Int'l. Paper, 4.80%, 3/1/25     1,780         1,761

 Dallas Independent School Dist., 5.00%, 8/15/29       5,000         5,299

 Denison Hosp. Auth., Texoma Medical Center
 7.00%, 8/15/14                                        4,245         4,334

 Harris County Health Fac. Dev. Corp.
 Memorial Hermann Healthcare System
 Muni Auction Rate (Currently 3.10%), 6/1/32
 (FSA Insured)                                         19,900        19,900

 6.375%, 6/1/29                                        4,000         4,437

 St. Luke's Episcopal Health, 5.375%, 2/15/26          5,500         5,806

 Texas Childrens Hosp., 5.25%, 10/1/19                 5,000         5,250

 Harris County Hosp. Dist., 7.40%, 2/15/10
 (Escrowed to Maturity) (AMBAC Insured)                350           378

 Houston, 6.40%, 6/1/27                                4,250         4,627

 Houston, GO, 5.50%, 3/1/18 (FSA Insured)              2,750         3,027

 Houston Airport System, 5.50%, 7/1/19 (FSA Insured)   2,000         2,228

 Houston Higher Ed. Fin. Corp., Rice Univ.
 5.375%, 11/15/29                                      11,450        12,313

 Houston Independent School Dist., 5.00%, 7/15/20
 (Prerefunded 7/15/11+) (FSA Insured)                  3,000         3,284

 Houston Water & Sewer System, 5.75%, 12/1/18
 (Prerefunded 12/1/12+) (AMBAC Insured)                3,000         3,473

 Lower Colorado River Auth., 6.00%, 5/15/12
 (FSA Insured)                                         6,095         6,764

 Sabine River Auth., PCR
 TXU Energy
 5.50%, 5/1/22 (Tender 11/1/11)                        4,580         4,912

 5.80%, 7/1/22                                         1,500         1,613

 6.15%, 8/1/22                                         2,850         3,137

 Tarrant County Health Fac. Dev. Corp., Baylor Health
 Care, 5.375%, 11/15/21                                4,000         4,340

 Texas, GO, TRAN, 3.00%, 8/31/05                       15,000        15,008

 Texas A&M Univ.
 5.375%, 5/15/16                                       4,750         5,221

 5.375%, 5/15/18                                       2,570         2,819

 Texas Dept. of Housing & Community Affairs, Asmara
 6.40%, 1/1/27 (Prerefunded 1/1/07+)                   5,820         6,237

 Total Texas (Cost $142,217)                                         151,231

 VIRGINIA 3.3%
 Chesapeake IDA, PCR, Virginia Electric & Power
 5.25%, 2/1/08                                         3,000         3,055

 Fairfax County, COP, 6.10%, 4/15/32                   10,000        11,612

 Fairfax County Water Auth.
 6.00%, 4/1/22                                         3,835         4,105

 6.00%, 4/1/22 (Prerefunded 4/1/07+)                   3,815         4,099

 Fredericksburg IDA, Medicorp Health System
 5.25%, 6/15/27                                        2,750         2,868

 Greater Richmond Convention Center, 6.125%, 6/15/29
 (Prerefunded 6/15/10+)                                8,550         9,803

 James City & County IDA, Williamsburg Landing
 6.125%, 3/1/32                                        2,000         2,127

 Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24    2,500         2,613

 Richmond IDA, Virginia Historical Society
 VRDN (Currently 2.97%)                                3,600         3,600

 Tobacco Settlement Fin. Corp., 4.00%, 6/1/13          2,500         2,492

 Virginia College Building Auth., Washington & Lee
 Univ., 5.25%, 1/1/31 (MBIA Insured)                   5,000         5,853

 Virginia Transportation Board, 5.25%, 5/15/20
 (Prerefunded 5/15/11+)                                4,620         5,130

 Total Virginia (Cost $53,480)                                       57,357

 WASHINGTON 5.1%
 Chelan County Public Utility Dist. #1, Rock Island
 Hydro, Zero Coupon, 6/1/18 (MBIA Insured) ++          10,100        5,692

 Energy Northwest, Public Power Supply, 5.25%, 7/1/16
 (FSA Insured)                                         3,000         3,178

 King County Public Hosp. Dist. #1, Valley Medical
 Center, 5.75%, 9/1/20 (AMBAC Insured)                 10,950        12,997

 Port of Seattle, 5.50%, 2/1/26 (MBIA Insured)         6,000         6,489

 Snohomish County Housing Auth., Millwood Estates
 5.50%, 6/1/29                                         3,750         3,813

 Tacoma Solid Waste Utility
 5.50%, 12/1/17 (AMBAC Insured)                        12,080        12,845

 5.50%, 12/1/17 (Prerefunded 12/1/07+)
 (AMBAC Insured)                                       2,420         2,590

 Washington, GO
 Zero Coupon, 12/1/27 (AMBAC Insured)                  4,665         1,596

 Zero Coupon, 12/1/28 (AMBAC Insured)                  4,760         1,547

 Zero Coupon, 12/1/29 (AMBAC Insured)                  4,710         1,452

 VRDN (Currently 3.00%) (MBIA Insured)                 8,895         8,895

 5.00%, 1/1/28 (AMBAC Insured)                         5,000         5,293

 5.70%, 10/1/15                                        14,000        16,065

 Motor Vehicle Fuel Tax, 6.625%, 1/1/25                6,100         7,012

 Total Washington (Cost $81,182)                                     89,464

 WEST VIRGINIA 1.2%
 Mason County, PCR, Appalachian Power, 5.50%, 10/1/22  8,000         8,240

 West Virginia Building Commission, GO, Regional Jail
 Court Fees, 5.375%, 7/1/18 (AMBAC Insured)            2,915         3,327

 West Virginia Hosp. Fin. Auth.
 Charleston Medical Center, 5.75%, 9/1/13
 (MBIA Insured)                                        4,200         4,312

 Oak Hill Hosp., 6.75%, 9/1/22 (Prerefunded 9/1/10+)   5,000         5,899

 Total West Virginia (Cost $20,091)                                  21,778

 WISCONSIN 1.3%
 Manitowoc, Electric Power, 5.25%, 10/1/34
 (FGIC Insured)                                        9,250         9,830

 Wisconsin HEFA
 Froedert & Community Health
 5.625%, 10/1/14                                       1,000         1,089

 5.625%, 10/1/15                                       1,100         1,193

 5.625%, 10/1/17                                       3,725         4,011

 United Health Group / Thedacare, 5.50%, 12/15/16
 (MBIA Insured)                                        6,540         6,996

 Total Wisconsin (Cost $21,826)                                      23,119

 WYOMING 0.3%
 Wyoming CDA, 5.30%, 6/1/17                            4,600         4,839

 Total Wyoming (Cost $4,600)                                         4,839

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (87)

 Total Futures Contracts                                             (87)

 Total Investments in Securities
 99.7% of Net Assets (Cost $1,625,942)                 $             1,756,225


 (1)     Denominated in U.S. dollars unless otherwise noted
 *       Non-income producing
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2005.
 +       Used in determining portfolio maturity
 AMBAC   AMBAC Assurance Corp.
 CDA     Community Development Administration
 COP     Certificates of Participation
 EFA     Educational Facility Authority
 FGIC    Financial Guaranty Insurance Company
 FSA     Financial Security Assurance Inc.
 GO      General Obligation
 HEFA    Health & Educational Facility Authority
 HFA     Health Facility Authority
 HFC     Housing Finance Corp.
 HFFA    Health Facility Financing Authority
 HHEFA   Health & Higher Educational Facility Authority
 IDA     Industrial Development Authority/Agency
 IDC     Industrial Development Corp.
 IDRB    Industrial Development Revenue Bond
 MBIA    MBIA Insurance Corp.
 PCR     Pollution Control Revenue
 PFA     Public Finance Authority
 RAA     Radian Asset Assurance Inc.
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TRAN    Tax Revenue Anticipation Note
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end

 (2) Open Futures Contracts at May 31, 2005 were as follows:
 ($ 000s)
                                                    Contract     Unrealized
                                        Expiration    Value       Gain (Loss)
 Short, 200 U.S. Treasury ten year
 contracts, $410 par of Zero Coupon,
 Chelan County Public Utility Dist.
 #1 Bonds pledged as initial margin        9/05     $ (22,654)     $ (112)

 Net payments (receipts) of variation
 margin to date                                                      25

 Variation margin receivable (payable)
 on open futures contracts                                         $ (87)



 The accompanying notes are an integral part of this Portolio of Investments.


T. Rowe Price Tax-Free Income Fund
Unaudited                                                        May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2005, the cost of investments for federal income tax purposes was $1,624,171,000. Net unrealized gain aggregated $132,029,000 at period-end, of which $138,393,000 related to appreciated investments and $6,364,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     July 22, 2005

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